CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,678,542	$ 489,682
Prepaid expenses and other current assets	27,660	2,594
Total current assets	1,706,202	492,276
Property and equipment, net	1,985	2,720
Restricted cash	633	633
Right-of-use asset	2,672	4,863
Other investments	4,000
Other non-current assets	13,950	36
Total assets	1,729,442	500,528
Current liabilities:
Accounts payable	7,640	1,319
Accrued expenses	28,904	11,165
Lease liability, current	3,102	1,712
Total current liabilities	39,646	14,196
Non-current liabilities:
Contingent earn-out liability	153,041
Warrant liabilities	21,115
Lease liability, noncurrent	272	3,373
Restricted stock repurchase liability	529	877
Total liabilities	214,603	18,446
Commitments and contingencies (note 12)
Stockholders' equity:
Preferred Stock, $0.0001 par value, 2,000,000 share authorized; no shares issued and outstanding as of December 31, 2021 and 2020
Common Stock, $0.0001 par value; 1,250,000,000 shares authorized as of December 31, 2021 and 2020; 537,632,615 and 324,237,896 shares issued as of December 31, 2021 and 2020, respectively; and 469,369,433 and 298,295,250 shares outstanding at December 31, 2021 and 2020, respectively	49	31
Additional paid-in capital	1,873,289	740,542
Accumulated other comprehensive income	1
Accumulated deficit	(358,500)	(258,491)
Total stockholders' equity	1,514,839	482,082
Total liabilities and stockholders' equity	$ 1,729,442	$ 500,528